CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 301,596	$ 322,686	$ 351,948
Employee benefit expenses and severance payments	(58,476)	(63,348)	(62,316)
Interconnection and transmission costs	(11,254)	(10,238)	(11,572)
Fees for services, maintenance, materials and supplies	(33,012)	(36,223)	(34,672)
Taxes and fees with the Regulatory Authority	(23,020)	(25,029)	(28,502)
Commissions and advertising	(17,252)	(19,893)	(23,477)
Cost of equipment and handsets	(11,132)	(14,634)	(20,245)
Programming and content costs	(20,169)	(24,548)	(25,458)
Bad debt expenses	(10,805)	(8,619)	(7,387)
Other operating expenses	(13,588)	(15,212)	(20,263)
Depreciation, amortization and impairment of fixed assets	(82,594)	(83,439)	(73,535)
Operating income	20,294	21,503	44,521
Earnings (losses) from associates	496	(255)	494
Debt financial expenses	(24,698)	(22,677)	(71,150)
Other financial results, net	7,055	15,426	31,786
Income before income tax (expense) benefit	3,147	13,997	5,651
Income tax (expense) benefit	(8,251)	(19,290)	5,943
Net (loss) income for the year	(5,104)	(5,293)	11,594
Attributable to:
Controlling Company	(5,715)	(5,985)	11,089
Non-controlling interest	$ 611	$ 692	$ 505
(Loss) earnings per share attributable to Controlling Company
Basic and diluted	$ (2.65)	$ (2.78)	$ 5.15